Property, Plant and Equipment and Right of-Use Assets	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment and Right of-Use Assets [Abstract]
Property, plant and equipment and right of-use assets

NOTE 12: Property, plant and equipment and right of-use assets

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value
At January 1, 2022	5,285	569	673	1,341	7,868
Additions	1,695	104	277	713	2,789
Disposals			(258)		(258)
Exchange rate difference arising	88	(4)	(5)	4	83
Gross value at December 31, 2022	7,068	669	687	2,058	10,482

Accumulated depreciation At January 1, 2022	(4,817)	(315)	(459)	(606)	(6,197)
Additions	(276)	(72)	(159)	(166)	(673)
Disposals			258		258
Exchange rate difference arising	(91)	7	3	2	(79)
Accumulated depreciation at December 31, 2022	(5,184)	(380)	(357)	(770)	(6,691)
Net value at December 31, 2022	1,884	289	330	1,288	3,791

Gross value
At January 1, 2023	7,068	669	687	2,058	10,482
Additions	1,312	200	303	741	2,556
Disposals	-	-	(111)	-	(111)
Transfer from leases	498	-	-	-	498
Exchange rate difference arising	(62)	(2)	(2)	(2)	(68)
Gross value at December 31, 2023	8,816	867	877	2,797	13,357

Accumulated depreciation At January 1, 2023	(5,184)	(380)	(357)	(770)	(6,691)
Additions	(558)	(102)	(228)	(500)	(1,388)
Disposals	-	-	108	-	108
Transfer from leases	(498)	-	-	-	(498)
Exchange rate difference arising	62	2	2	2	68
Accumulated depreciation at December 31, 2023	(6,178)	(480)	(475)	(1,268)	(8,401)
Net value at December 31, 2023`	2,638	387	402	1,529	4,956

During 2023, the Company acquired $1.3 million of laboratory equipment and $741,000 of leasehold improvements. In 2022, the company also acquired $1.7 million of laboratory equipment and $713,000 of leasehold improvements. The primary purpose of these acquisitions was to add testing capacity for its new GPS and Resolve assays.

Right of-use assets

Thousands of $	buildings	vehicles	Equipment	TOTAL
Gross value
Balance at January 1, 2022	5,130	218	897	6,245
Additions	1,435	58	334	1,827
Exchange rate differences			(1)	(1)
Gross value at December 31, 2022	6,565	276	1,230	8,071

Accumulated depreciation
Balance at January 1, 2022	(1,929)	(129)	(840)	(2,898)
Additions	(945)	(51)	(71)	(1,067)
Exchange rate difference	-	-	(3)	(3)
Accumulated depreciation on December 31, 2022	(2,874)	(180)	(914)	(3,968)
Net value at December 31, 2022	3,691	96	316	4,103

Gross value
Balance at January 1, 2023	6,565	276	1,230	8,071
Additions	726	-	1,562	2,288
Disposals	-	(114)	(325)	(439)
Transfer to tangible assets	-	-	(498)	(498)
Gross value on December 31, 2023	7,291	162	1,970	9,423

Accumulated depreciation
Balance at January 1, 2023	(2,874)	(180)	(914)	(3,968)
Additions	(1,079)	(34)	(252)	(1,365)
Disposals	-	70	325	395
Transfer to tangible assets	-	-	498	498
Exchange rate differences	7	-	-	7
Accumulated depreciation on December 31, 2023	(3,946)	(144)	(343)	(4,433)
Net value at December 31, 2023	3,345	18	1,626	4,989

In June 2022, the company entered into a 36-month lease agreement (the “Plano lease”) for approximately 3,000 square feet of lab space in Plano, Texas with an effective date of June 2022. The Plano lease was amended in November 2022 to add approximately 1,500 square feet of office space. Under the terms of the Plano lease, the lease will automatically renew for successive 12-month periods after the end of the original term of the agreement. In December 2023, the Plano lease was amended to add approximately 1,300 square feet of office space. Under the terms of the lease agreements mentioned, the rental payments escalate through the term of each agreement and the Company is subject to additional charges for common area maintenance and other costs.

In October 2022, the company renewed its lease agreement for a term of 60 months for its facilities in Nijmegen, The Netherlands.

The new lease agreements from 2023 represent additional right of use assets of a total value of $2.3 million.

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $	2023	2022	2021
Depreciation expense	1,187	1,067	905
Interest expense on lease liabilities	284	314	229